American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
May 31, 2026

Avantis U.S. Small Cap Value ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	819,165	5,398,297
Astronics Corp.(1)	447,305	38,915,535
Ducommun, Inc.(1)	86,873	13,223,808
Innovative Solutions & Support, Inc.(1)	130,790	2,254,820
SIFCO Industries, Inc.(1)	66,086	1,339,563
		61,132,023
Air Freight and Logistics — 0.0%
Hub Group, Inc., Class A	200,419	8,325,405
Radiant Logistics, Inc.(1)	39,284	333,521
		8,658,926
Automobile Components — 3.7%
Dana, Inc.	5,098,316	180,531,370
Dauch Corp.(1)	1,916,757	12,727,266
Fox Factory Holding Corp.(1)	13,594	245,236
Gentex Corp.	5,083,771	122,823,907
Gentherm, Inc.(1)	685,212	23,770,004
Goodyear Tire & Rubber Co.(1)	12,616,349	76,959,729
LCI Industries	634,677	69,192,487
Lear Corp.	1,692,825	242,277,114
Motorcar Parts of America, Inc.(1)	597,366	6,606,868
Phinia, Inc.	1,495,180	115,517,607
Standard Motor Products, Inc.	199,479	7,817,582
Stoneridge, Inc.(1)	844,789	6,310,574
Strattec Security Corp.(1)	129,758	10,375,450
Visteon Corp.	994,343	117,620,833
		992,776,027
Automobiles — 0.6%
Harley-Davidson, Inc.	4,451,125	107,628,203
Thor Industries, Inc.	587,581	46,465,905
		154,094,108
Banks — 14.3%
1st Source Corp.	418,752	30,912,273
ACNB Corp.	190,856	10,361,572
Amalgamated Financial Corp.	603,309	25,025,257
Amerant Bancorp, Inc.	565,049	12,837,913
Ameris Bancorp	448,459	37,809,578
Ames National Corp.	88,498	2,543,433
Arrow Financial Corp.	334,915	12,291,380
Associated Banc-Corp.	3,237,200	90,026,532
Avidbank Holdings, Inc.(1)	25,317	779,257
Axos Financial, Inc.(1)	1,735,319	150,816,574
Banc of California, Inc.	3,404,975	65,443,619
BancFirst Corp.	11,235	1,239,108
Bancorp, Inc.(1)	1,337,992	73,803,639
Bank of Hawaii Corp.	925,802	70,916,433
Bank of NT Butterfield & Son Ltd.	1,402,266	79,171,938
Bank OZK	3,073,341	148,718,971
Bank7 Corp.	72,118	3,191,943
BankUnited, Inc.	2,189,996	101,593,914

Bankwell Financial Group, Inc.	117,578	6,151,681
Banner Corp.	610,547	39,685,555
Bar Harbor Bankshares	200,278	6,997,713
BayCom Corp.	123,799	3,813,009
BCB Bancorp, Inc.	132,942	1,387,914
Beacon Financial Corp.	598,029	17,396,664
Bridgewater Bancshares, Inc.(1)	566,888	10,691,508
Burke & Herbert Financial Services Corp.	354,999	22,577,936
Business First Bancshares, Inc.	818,617	23,314,212
Byline Bancorp, Inc.	793,456	26,255,459
C&F Financial Corp.	34,255	2,526,306
California BanCorp	401,329	7,617,224
Camden National Corp.	250,847	12,549,875
Capital Bancorp, Inc.	212,665	6,788,267
Capital City Bank Group, Inc.	376,114	17,165,843
Capitol Federal Financial, Inc.	1,897,387	14,742,697
Carter Bankshares, Inc.	504,599	13,775,553
Cathay General Bancorp	1,579,386	91,067,397
CB Financial Services, Inc.(2)	13,294	476,457
Central BanCo, Inc., Class A	28,587	811,871
Central Pacific Financial Corp.	801,107	27,526,037
CF Bankshares, Inc.	59,844	1,706,751
Chemung Financial Corp.	18,767	1,288,918
ChoiceOne Financial Services, Inc.	97,836	3,072,050
Citizens Financial Services, Inc.	33,903	2,204,712
City Holding Co.	52,696	6,550,640
Civista Bancshares, Inc.	166,044	4,300,540
CNB Financial Corp.	605,956	18,584,671
Colony Bankcorp, Inc.	401,320	7,946,136
Columbia Banking System, Inc.	3,673,305	108,876,760
Commercial Bancgroup, Inc.	87,670	2,532,786
Community Trust Bancorp, Inc.	460,326	30,777,396
Community West Bancshares	308,820	7,414,768
ConnectOne Bancorp, Inc.	909,625	27,352,424
Customers Bancorp, Inc.(1)	928,468	69,765,086
CVB Financial Corp.	140,206	2,854,594
Dime Community Bancshares, Inc.	753,123	28,181,863
Eagle Bancorp Montana, Inc.	113,013	2,507,758
Eagle Bancorp, Inc.	298,225	8,138,560
Enterprise Financial Services Corp.	959,999	58,185,539
Equity Bancshares, Inc., Class A	98,021	4,518,768
Esquire Financial Holdings, Inc.	179,949	19,774,596
Farmers & Merchants Bancorp, Inc.	115,828	3,235,076
Farmers National Banc Corp.	36,955	524,022
Fidelity D&D Bancorp, Inc.	711	33,211
Financial Institutions, Inc.	183,923	6,663,530
Finward Bancorp	4,543	149,828
First BanCorp	4,935,601	118,355,712
First Bancorp, Inc.	30,966	901,420
First Bank	497,049	7,773,846
First Busey Corp.	1,536,547	42,055,291
First Business Financial Services, Inc.	216,522	12,454,345
First Commonwealth Financial Corp.	1,365,425	25,861,149
First Community Corp.	115,458	3,470,667
First Financial Bancorp	60,236	1,852,859

First Financial Corp.	322,965	22,342,719
First Internet Bancorp	54,780	1,323,485
First Merchants Corp.	133,076	5,362,963
First Mid Bancshares, Inc.	590,764	26,023,154
First National Corp.	72,888	2,025,922
First United Corp.	97,066	3,837,990
First Western Financial, Inc.(1)	3,274	95,503
Firstsun Capital Bancorp(1)	159,012	5,636,975
Five Star Bancorp	414,533	17,505,729
Flushing Financial Corp.	188,815	3,015,376
Franklin Financial Services Corp.	61,541	3,577,378
FS Bancorp, Inc.	74,556	3,035,175
Fulton Financial Corp.	4,840,359	104,987,387
FVCBankcorp, Inc.	127,393	2,010,262
Great Southern Bancorp, Inc.	270,762	19,427,173
Hancock Whitney Corp.	1,648,941	112,325,861
Hanmi Financial Corp.	899,078	27,080,229
Hanover Bancorp, Inc.	8,199	190,709
Hawthorn Bancshares, Inc.	19,986	733,286
HBT Financial, Inc.	325,277	9,312,681
Hilltop Holdings, Inc.	303,862	11,461,675
Hingham Institution For Savings	21,068	6,096,869
Home Bancorp, Inc.	174,708	11,247,701
HomeTrust Bancshares, Inc.	450,801	20,948,722
Hope Bancorp, Inc.	2,742,132	34,386,335
Independent Bank Corp. (Michigan)	633,732	21,749,682
International Bancshares Corp.	1,716,161	123,838,178
Investar Holding Corp.	53,661	1,516,460
Isabella Bank Corp.(2)	12,310	502,002
Kearny Financial Corp.	230,127	1,896,246
Lakeland Financial Corp.	140,574	8,523,002
Live Oak Bancshares, Inc.	363,622	13,828,545
MainStreet Bancshares, Inc.	72,318	1,655,359
Mercantile Bank Corp.	495,027	26,231,481
Meridian Corp.	204,582	3,678,384
Metrocity Bankshares, Inc.	569,782	18,609,080
Metropolitan Bank Holding Corp.	270,423	24,208,267
Mid Penn Bancorp, Inc.	241,198	7,875,115
Midland States Bancorp, Inc.	454,643	12,639,075
MVB Financial Corp.	33,388	893,129
National Bank Holdings Corp., Class A	135,868	5,683,358
NB Bancorp, Inc.	155,149	3,107,634
NBT Bancorp, Inc.	131,298	6,071,220
Nicolet Bankshares, Inc.	1,240	173,935
Northeast Bank	223,982	28,163,497
Northfield Bancorp, Inc.	820,893	11,640,263
Northpointe Bancshares, Inc.	465,033	7,942,764
Northrim BanCorp, Inc.	688,383	17,009,944
Northwest Bancshares, Inc.	692,908	9,804,648
Norwood Financial Corp.	9,491	286,913
Oak Valley Bancorp	61,720	2,031,205
OceanFirst Financial Corp.	990,230	18,606,422
OFG Bancorp	1,391,303	63,387,765
Old Second Bancorp, Inc.	1,424,929	30,379,486
OP Bancorp	109,740	1,542,944

Orange County Bancorp, Inc.	231,756	7,907,515
Origin Bancorp, Inc.	521,493	24,854,356
Orrstown Financial Services, Inc.	468,785	17,405,987
Parke Bancorp, Inc.	188,987	5,807,571
Pathward Financial, Inc.	642,526	52,841,338
PCB Bancorp	106,449	2,615,452
Peapack-Gladstone Financial Corp.	355,785	15,387,701
Peoples Bancorp of North Carolina, Inc.	51,623	2,173,328
Peoples Bancorp, Inc.	892,603	31,044,732
Peoples Financial Services Corp.	134,272	7,977,100
Plumas Bancorp	75,306	3,963,355
Ponce Financial Group, Inc.(1)	114,881	2,168,953
Preferred Bank	353,376	33,860,488
Primis Financial Corp.	9,674	139,596
Provident Financial Services, Inc.	3,180,713	70,580,021
QCR Holdings, Inc.	296,542	27,326,345
RBB Bancorp	434,478	10,392,714
Red River Bancshares, Inc.	91,013	8,274,902
Republic Bancorp, Inc., Class A	279,276	22,607,392
Riverview Bancorp, Inc.	97,669	547,923
S&T Bancorp, Inc.	511,577	23,067,007
ServisFirst Bancshares, Inc.	86,929	6,779,593
Shore Bancshares, Inc.	866,691	17,905,836
Sierra Bancorp	292,910	11,124,722
SmartFinancial, Inc.	358,540	14,951,118
South Plains Financial, Inc.	370,207	15,026,702
Southern First Bancshares, Inc.(1)	133,345	7,703,341
Southern Missouri Bancorp, Inc.	283,942	19,609,035
Southside Bancshares, Inc.	236,997	7,764,022
Stellar Bancorp, Inc.	201,399	7,520,239
Stock Yards Bancorp, Inc.	51,130	3,668,066
Texas Capital Bancshares, Inc.(1)	909,601	90,496,203
Third Coast Bancshares, Inc.(1)	335,406	12,832,634
Timberland Bancorp, Inc.	85,310	3,461,880
Tompkins Financial Corp.	306,073	26,368,189
Towne Bank	99,279	3,382,436
TriCo Bancshares	331,776	16,854,221
TrustCo Bank Corp.	503,086	26,064,886
Trustmark Corp.	1,268,864	56,033,034
UMB Financial Corp.	120,611	15,831,400
United Community Banks, Inc.	56,744	1,869,715
Unity Bancorp, Inc.	210,787	11,774,562
Univest Financial Corp.	683,909	26,973,371
USCB Financial Holdings, Inc.	94,451	1,751,122
Valley National Bancorp	5,357,274	73,769,677
Virginia National Bankshares Corp.	10,619	460,758
WaFd, Inc.	1,873,644	66,626,781
Washington Trust Bancorp, Inc.	171,437	5,583,703
WesBanco, Inc.	70,714	2,450,240
West BanCorp, Inc.	295,408	7,072,068
Westamerica Bancorporation	766,181	42,515,384
Western New England Bancorp, Inc.	3,560	47,241
WSFS Financial Corp.	580,632	41,486,156
Zions Bancorp NA	205,485	12,832,538
		3,867,670,695

Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	310,854	55,108,197
MGP Ingredients, Inc.	318,789	5,626,626
National Beverage Corp.(1)	193,400	7,153,866
		67,888,689
Biotechnology — 1.3%
Alkermes PLC(1)	3,266,861	137,828,866
Anika Therapeutics, Inc.(1)	101,973	1,481,668
Black Diamond Therapeutics, Inc.(1)	3,066	6,807
Catalyst Pharmaceuticals, Inc.(1)	4,210,094	131,481,236
Emergent BioSolutions, Inc.(1)	2,271,842	20,719,199
Keros Therapeutics, Inc.(1)	83,474	939,082
MiMedx Group, Inc.(1)	236,676	870,968
Monte Rosa Therapeutics, Inc.(1)	1,674,759	33,009,500
Puma Biotechnology, Inc.(1)	1,926,120	13,810,280
Q32 Bio, Inc.(1)	129,926	1,435,682
Rigel Pharmaceuticals, Inc.(1)	595,313	18,151,093
Seres Therapeutics, Inc.(1)	36,336	265,979
XBiotech, Inc.(1)(2)	4,871	11,788
		360,012,148
Broadline Retail — 1.1%
Kohl's Corp.	5,258,218	75,508,010
Macy's, Inc.	9,691,667	210,890,674
		286,398,684
Building Products — 0.4%
Apogee Enterprises, Inc.	826,681	31,752,817
Insteel Industries, Inc.	92,897	2,553,739
Quanex Building Products Corp.	1,055,782	19,648,103
Tecnoglass, Inc.	736,510	31,736,216
Trex Co., Inc.(1)	840,783	34,808,416
		120,499,291
Capital Markets — 1.2%
Oppenheimer Holdings, Inc., Class A	303,375	27,810,386
Siebert Financial Corp.(1)(2)	10,147	18,873
StoneX Group, Inc.(1)	1,835,737	208,080,789
Victory Capital Holdings, Inc., Class A	636,684	53,831,632
Virtus Investment Partners, Inc.	161,419	23,087,760
Webull Corp.(1)	876,385	5,608,864
		318,438,304
Chemicals — 2.9%
AdvanSix, Inc.	1,118,416	25,097,255
American Vanguard Corp.(1)	341,951	882,234
Ascent Industries Co.(1)	211,478	2,865,527
Aspen Aerogels, Inc.(1)(2)	1,325,172	8,481,101
Cabot Corp.	2,182,136	190,958,721
Chemours Co.	3,460,379	76,681,999
Core Molding Technologies, Inc.(1)	226,692	5,370,333
Ecovyst, Inc.(1)	2,773,042	36,576,424
FMC Corp.	2,858,725	39,050,183
Huntsman Corp.	5,533,970	84,946,439
Intrepid Potash, Inc.(1)	379,954	14,844,803
Koppers Holdings, Inc.	591,952	24,151,642
Kronos Worldwide, Inc.	45,147	324,607
LSB Industries, Inc.(1)	2,501,766	31,372,146
Mativ Holdings, Inc.	2,568,137	22,805,057

NewMarket Corp.	146,720	113,499,658
Orion SA	2,526,499	19,302,452
Rayonier Advanced Materials, Inc.(1)	1,641,109	15,016,147
Stepan Co.	733,377	38,758,974
Tronox Holdings PLC, Class A	3,279,407	26,071,286
Valhi, Inc.	7,411	106,644
		777,163,632
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	2,794,088	11,064,589
Civeo Corp.(1)	536,675	18,327,451
Ennis, Inc.	666,995	13,646,718
Healthcare Services Group, Inc.(1)	2,095,930	43,176,158
HNI Corp.	260,485	8,124,527
Interface, Inc.	2,468,562	73,069,435
Team, Inc.(1)	1,115	17,427
Virco Mfg. Corp.(2)	362,328	2,184,838
		169,611,143
Communications Equipment — 1.6%
Aviat Networks, Inc.(1)	50,732	901,508
BK Technologies Corp.(1)	74,244	6,128,842
Harmonic, Inc.(1)	1,870,774	28,267,395
Viasat, Inc.(1)	4,669,852	376,483,468
Vistance Networks, Inc.(1)	1,054,430	13,159,287
		424,940,500
Construction and Engineering — 1.9%
Ameresco, Inc., Class A(1)	396,921	14,281,218
Argan, Inc.	144,931	96,671,876
Fluor Corp.(1)	650,481	29,766,011
Granite Construction, Inc.	615,167	84,179,452
Matrix Service Co.(1)	938,595	12,323,752
MYR Group, Inc.(1)	186,372	86,674,162
NWPX Infrastructure, Inc.(1)	261,947	30,899,268
Orion Group Holdings, Inc.(1)	40,060	551,226
Primoris Services Corp.	299,302	37,646,205
Tutor Perini Corp.	1,759,929	125,817,324
		518,810,494
Construction Materials — 0.0%
Eagle Materials, Inc.	31,404	6,945,937
Titan America SA(1)(2)	210,361	3,422,573
U.S. Lime & Minerals, Inc.	52	5,928
		10,374,438
Consumer Finance — 2.3%
Atlanticus Holdings Corp.(1)	169,513	14,615,411
Bread Financial Holdings, Inc.	1,450,982	129,238,967
Consumer Portfolio Services, Inc.(1)	62,332	614,594
Credit Acceptance Corp.(1)(2)	95,408	54,729,845
Encore Capital Group, Inc.(1)	434,635	34,740,376
Green Dot Corp., Class A(1)	1,915,459	24,651,957
Jefferson Capital, Inc.	338,033	5,743,181
LendingClub Corp.(1)	2,361,248	42,148,277
Medallion Financial Corp.	181,711	1,768,048
Navient Corp.	1,706,779	14,610,028
Nelnet, Inc., Class A	333,618	43,560,502
NerdWallet, Inc., Class A(1)	228,949	1,968,961
OneMain Holdings, Inc.	1,173,332	64,896,993

Oportun Financial Corp.(1)	544,588	2,951,667
PRA Group, Inc.(1)	658,774	10,052,891
PROG Holdings, Inc.	691,404	25,422,925
Regional Management Corp.	238,501	8,767,297
SLM Corp.	5,634,886	124,643,678
World Acceptance Corp.(1)	74,057	12,226,070
		617,351,668
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc.	461,841	32,601,356
Grocery Outlet Holding Corp.(1)	130,450	1,110,129
HF Foods Group, Inc.(1)	38,022	74,143
Ingles Markets, Inc., Class A	612,030	54,140,174
Natural Grocers by Vitamin Cottage, Inc.	523,788	15,378,416
PriceSmart, Inc.	948,707	161,270,703
Sprouts Farmers Market, Inc.(1)	56,193	4,642,666
United Natural Foods, Inc.(1)	3,077,109	158,009,547
Village Super Market, Inc., Class A	419,974	19,511,992
Weis Markets, Inc.	600,354	43,807,831
		490,546,957
Containers and Packaging — 0.3%
Graphic Packaging Holding Co.	1,460,837	16,449,025
Greif, Inc., Class A	624,395	39,542,935
Greif, Inc., Class B	108,737	8,731,581
Myers Industries, Inc.	175,929	4,011,181
Sonoco Products Co.	20,000	973,600
TriMas Corp.	638,574	26,136,834
		95,845,156
Distributors — 0.2%
GigaCloud Technology, Inc., Class A(1)	683,049	24,617,086
Gold.com, Inc.	674,424	28,534,880
Weyco Group, Inc.	5,536	195,365
		53,347,331
Diversified Consumer Services — 0.7%
American Public Education, Inc.(1)	547,869	27,103,079
Lincoln Educational Services Corp.(1)	623,908	28,899,419
Perdoceo Education Corp.	1,810,344	58,618,939
Phoenix Education Partners, Inc.(2)	63,676	1,925,562
Stride, Inc.(1)	263,236	24,317,742
Universal Technical Institute, Inc.(1)	1,018,191	38,090,525
		178,955,266
Diversified Telecommunication Services — 1.4%
ATN International, Inc.	479,710	13,508,634
Globalstar, Inc.(1)	293,947	24,753,277
IDT Corp., Class B	258,217	14,243,250
Iridium Communications, Inc.	3,729,859	193,132,099
Liberty Capital Corp., Class A(1)	125,649	2,803,229
Liberty Capital Corp., Class C(1)	1,314,668	29,409,123
Liberty Global Ltd., Class A(1)	4,209,132	52,656,241
Liberty Global Ltd., Class C(1)	3,635,965	44,213,334
Shenandoah Telecommunications Co.	1,102,564	17,585,896
		392,305,083
Electrical Equipment — 0.7%
Atkore, Inc.	1,384,959	114,688,455
EnerSys	237,127	54,057,842
Espey Mfg. & Electronics Corp.	72,330	4,191,524

Preformed Line Products Co.	13,171	4,870,899
Sunrun, Inc.(1)	121,534	2,032,048
		179,840,768
Electronic Equipment, Instruments and Components — 3.4%
908 Devices, Inc.(1)(2)	87,400	735,034
Arrow Electronics, Inc.(1)	51,220	10,993,349
Avnet, Inc.	2,675,965	232,621,637
Benchmark Electronics, Inc.	1,470,243	124,176,724
Daktronics, Inc.(1)	1,463,365	30,262,388
ePlus, Inc.	710,011	58,284,803
Ingram Micro Holding Corp.	782,333	22,100,907
Kimball Electronics, Inc.(1)	1,052,081	27,280,460
Methode Electronics, Inc.	974,854	11,249,815
M-Tron Industries, Inc.(1)	506	46,046
PC Connection, Inc.	117,483	8,175,642
Plexus Corp.(1)	698,672	187,495,618
Richardson Electronics Ltd.	8,900	151,122
Sanmina Corp.(1)	60,105	15,611,072
ScanSource, Inc.(1)	478,078	22,120,669
Vishay Intertechnology, Inc.	3,333,352	173,500,972
Vishay Precision Group, Inc.(1)	40,656	5,094,603
		929,900,861
Energy Equipment and Services — 7.9%
Archrock, Inc.	4,952,426	165,856,747
Bristow Group, Inc.	804,904	33,516,203
Core Laboratories, Inc.	129,981	1,776,840
DMC Global, Inc.(1)	183,851	1,252,025
Drilling Tools International Corp.(1)	140,030	389,283
Energy Services of America Corp.	144,893	2,163,253
Expro Group Holdings NV(1)	2,338,261	34,536,115
Forum Energy Technologies, Inc.(1)	362,851	18,222,377
Helix Energy Solutions Group, Inc.(1)	4,420,851	41,334,957
Helmerich & Payne, Inc.	3,141,759	119,858,106
Innovex International, Inc.(1)	705,020	18,831,084
Kodiak Gas Services, Inc.	2,277,836	152,273,337
Liberty Energy, Inc., Class A	5,403,794	158,115,012
Nabors Industries Ltd.(1)	488,465	45,246,513
National Energy Services Reunited Corp.(1)	46,207	1,125,140
Natural Gas Services Group, Inc.	322,773	12,684,979
NCS Multistage Holdings, Inc.(1)	1,296	54,924
Noble Corp. PLC	3,320,322	154,328,567
NOV, Inc.	7,915,886	158,001,085
Oceaneering International, Inc.(1)	3,200,249	122,345,519
Oil States International, Inc.(1)	1,719,485	14,615,623
Patterson-UTI Energy, Inc.	13,761,705	154,268,713
ProFrac Holding Corp., Class A(1)	790,102	4,827,523
ProPetro Holding Corp.(1)	3,232,914	49,334,268
Ranger Energy Services, Inc.	577,733	8,931,752
RPC, Inc.	3,460,113	22,905,948
Seadrill Ltd.(1)	1,143,270	53,928,046
Select Water Solutions, Inc., Class A	3,467,866	62,178,837
Smart Sand, Inc.	326,433	1,400,398
TETRA Technologies, Inc.(1)	3,523,768	36,048,147
Tidewater, Inc.(1)	1,233,388	90,641,684
Transocean Ltd.(1)	17,553,539	108,656,406

Valaris Ltd.(1)	1,381,193	127,939,908
Weatherford International PLC	1,480,960	153,486,694
		2,131,076,013
Entertainment — 0.1%
Cineverse Corp.(1)	2,197	5,339
IMAX Corp.(1)	419,435	16,643,181
Marcus Corp.	990,748	18,735,045
Reservoir Media, Inc.(1)	50,561	521,789
		35,905,354
Financial Services — 3.0%
Acacia Research Corp.(1)	563,297	2,619,331
Alerus Financial Corp.	202,949	5,800,282
Cass Information Systems, Inc.	15,704	722,855
Enact Holdings, Inc.	838,145	35,026,080
Essent Group Ltd.	2,149,323	124,424,308
Federal Agricultural Mortgage Corp., Class C	285,373	50,736,466
Finance of America Cos., Inc., Class A(1)(2)	145,606	2,900,472
International Money Express, Inc.(1)	494,929	7,409,087
Jackson Financial, Inc., Class A	1,002,120	103,328,593
Merchants Bancorp	674,495	31,795,694
MGIC Investment Corp.	5,464,335	137,810,529
NMI Holdings, Inc., Class A(1)	2,488,019	89,319,882
Onity Group, Inc.(1)	181,052	6,253,536
Payoneer Global, Inc.(1)	4,719,693	24,542,404
Paysign, Inc.(1)	12,819	93,194
PennyMac Financial Services, Inc.	376,946	31,614,461
Radian Group, Inc.	4,260,553	145,497,885
Velocity Financial, Inc.(1)(2)	294,545	5,154,538
Voya Financial, Inc.	198,802	16,146,698
Waterstone Financial, Inc.	265,213	4,909,093
		826,105,388
Food Products — 1.3%
Cal-Maine Foods, Inc.	2,026,237	151,400,429
Dole PLC	1,404,253	19,645,499
Fresh Del Monte Produce, Inc.	1,561,799	50,196,220
Ingredion, Inc.	248,096	25,166,858
J&J Snack Foods Corp.	138,125	10,514,075
John B Sanfilippo & Son, Inc.	197,214	14,773,301
Lamb Weston Holdings, Inc.	85,794	3,704,585
Mission Produce, Inc.(1)(2)	1,274,158	14,194,120
Seaboard Corp.	6,481	32,935,988
Seneca Foods Corp., Class A(1)	226,120	32,513,795
Village Farms International, Inc.(1)(2)	863,806	2,185,429
		357,230,299
Ground Transportation — 2.3%
ArcBest Corp.	971,548	132,800,896
Covenant Logistics Group, Inc.	677,759	26,907,032
Heartland Express, Inc.	1,369,702	20,531,833
Lyft, Inc., Class A(1)	5,265,526	74,296,572
Marten Transport Ltd.	2,394,223	41,276,405
PAMT Corp.(1)	247	3,342
Ryder System, Inc.	644,522	161,678,344
Schneider National, Inc., Class B	1,715,089	60,611,245

Universal Logistics Holdings, Inc.	268,030	4,264,357
Werner Enterprises, Inc.	2,486,115	103,198,634
		625,568,660
Health Care Equipment and Supplies — 1.4%
Acme United Corp.(2)	37,411	1,578,744
Avanos Medical, Inc.(1)	46,467	1,152,382
Bioventus, Inc., Class A(1)	923,013	7,854,841
Electromed, Inc.(1)	10,245	386,441
Enovis Corp.(1)	515,379	11,688,796
FONAR Corp.(1)	81,622	1,558,980
Kewaunee Scientific Corp.(1)(2)	38,810	1,574,522
Lantheus Holdings, Inc.(1)	1,932,733	191,920,387
LivaNova PLC(1)	1,616,502	119,297,848
Pro-Dex, Inc.(1)(2)	1,065	68,980
QuidelOrtho Corp.(1)(2)	2,685,267	34,962,176
Tactile Systems Technology, Inc.(1)	232,381	5,718,896
Varex Imaging Corp.(1)	175,097	1,791,242
		379,554,235
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(1)	2,457,625	57,016,900
Ardent Health, Inc.(1)	105,116	970,221
Cross Country Healthcare, Inc.(1)	838,369	10,974,250
InfuSystem Holdings, Inc.(1)	540,873	4,905,718
Joint Corp.(1)	4,120	36,668
National HealthCare Corp.	47,924	8,838,144
Nutex Health, Inc.(1)(2)	185,553	23,956,748
PACS Group, Inc.(1)	1,378,833	50,534,229
Progyny, Inc.(1)	43,353	1,108,103
		158,340,981
Health Care Technology — 0.1%
CareCloud, Inc.(1)(2)	467,837	1,099,417
Teladoc Health, Inc.(1)	2,912,888	22,167,078
		23,266,495
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)(2)	1,303,706	15,501,064
BJ's Restaurants, Inc.(1)	842,080	39,619,864
Bloomin' Brands, Inc.	1,296,908	10,945,904
Boyd Gaming Corp.	828,644	68,512,286
Canterbury Park Holding Corp.	118	1,869
Cheesecake Factory, Inc.	1,591,893	105,128,614
Cracker Barrel Old Country Store, Inc.(2)	864,254	29,229,070
Full House Resorts, Inc.(1)	157,783	394,458
Life Time Group Holdings, Inc.(1)	1,383,202	45,756,322
Monarch Casino & Resort, Inc.	469,339	56,442,708
ONE Group Hospitality, Inc.(1)	89,449	179,345
Pursuit Attractions & Hospitality, Inc.(1)	312,020	13,969,135
RCI Hospitality Holdings, Inc.	217,586	5,520,157
Super Group SGHC Ltd.	4,249,463	52,905,814
Target Hospitality Corp.(1)	1,045,141	18,143,648
		462,250,258
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	53,724	803,711
Beazer Homes USA, Inc.(1)	288,650	7,328,824
Century Communities, Inc.	502,486	26,541,311
Cricut, Inc., Class A(2)	1,745,262	7,242,837

Ethan Allen Interiors, Inc.	748,080	15,425,410
Flexsteel Industries, Inc.	136,524	7,866,513
Hamilton Beach Brands Holding Co., Class A	163,896	3,327,089
Helen of Troy Ltd.(1)	218,679	5,934,948
Hovnanian Enterprises, Inc., Class A(1)	126,040	13,909,774
KB Home	865,377	42,282,320
La-Z-Boy, Inc.	1,486,673	55,869,171
Legacy Housing Corp.(1)	48,310	1,159,923
Leggett & Platt, Inc.	790,216	8,115,518
Lifetime Brands, Inc.	228,047	1,949,802
Lovesac Co.(1)	75,611	1,162,897
M/I Homes, Inc.(1)	398,926	52,506,640
Mohawk Industries, Inc.(1)	533,922	57,353,901
Taylor Morrison Home Corp.(1)	1,988,703	116,339,126
Universal Electronics, Inc.(1)	210,159	874,261
		425,993,976
Household Products — 0.7%
Central Garden & Pet Co.(1)	326,774	12,574,264
Central Garden & Pet Co., Class A(1)	2,107,879	71,941,910
Oil-Dri Corp. of America	424,043	32,507,136
Spectrum Brands Holdings, Inc.	965,138	75,946,709
		192,970,019
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	1,249,631	24,067,893
Montauk Renewables, Inc.(1)(2)	774,101	1,346,936
XPLR Infrastructure LP(1)	1,956,625	24,418,680
		49,833,509
Insurance — 6.0%
American Coastal Insurance Corp., Class C	681,984	7,126,733
American Integrity Insurance Group, Inc.	199,252	3,259,763
AMERISAFE, Inc.	22,679	695,111
Assured Guaranty Ltd.	1,200,777	89,109,661
Ategrity Specialty Holdings LLC(1)	6,000	117,060
Axis Capital Holdings Ltd.	624,645	59,297,550
Bowhead Specialty Holdings, Inc.(1)	29,224	777,943
Brighthouse Financial, Inc.(1)	2,144,586	134,143,854
CNO Financial Group, Inc.	3,076,951	141,447,437
Crawford & Co., Class A	134,136	1,401,721
Crawford & Co., Class B	44,723	448,572
Donegal Group, Inc., Class A	375,448	6,371,352
Employers Holdings, Inc.	469,718	20,432,733
Exzeo Group, Inc.(1)	218,464	3,025,726
F&G Annuities & Life, Inc.	668,801	18,539,164
First American Financial Corp.	1,064,691	70,514,485
Genworth Financial, Inc., Class A(1)	9,525,903	81,541,730
Greenlight Capital Re Ltd., Class A(1)	451,591	7,076,431
Hanover Insurance Group, Inc.	734,713	136,803,561
HCI Group, Inc.	325,389	50,132,683
Heritage Insurance Holdings, Inc.(1)	874,941	18,968,721
Horace Mann Educators Corp.	905,796	41,422,051
Investors Title Co.	6,601	1,549,585
James River Group Holdings, Inc.	264,883	1,035,692
Kingstone Cos., Inc.	313,225	4,657,656
Lincoln National Corp.	329,875	11,641,289
Mercury General Corp.	782,876	76,745,334

Oscar Health, Inc., Class A(1)	6,559,535	145,818,463
Palomar Holdings, Inc.(1)	574,949	61,542,541
Pelagos Insurance Capital Ltd.	1,093,056	23,588,148
ProAssurance Corp.(1)	264,821	6,353,056
Safety Insurance Group, Inc.	129,229	9,067,999
Selective Insurance Group, Inc.	1,320,300	114,258,762
SiriusPoint Ltd.(1)	3,891,872	83,091,467
Skyward Specialty Insurance Group, Inc.(1)	946,989	41,781,155
Slide Insurance Holdings, Inc.(1)	1,727,897	31,153,983
Tiptree, Inc.	192,305	3,507,643
Trupanion, Inc.(1)	11,641	254,007
United Fire Group, Inc.	533,933	23,669,250
Universal Insurance Holdings, Inc.	874,409	32,370,621
White Mountains Insurance Group Ltd.	24,591	50,775,989
		1,615,516,682
Interactive Media and Services — 0.2%
Cargurus, Inc.(1)	195,861	5,848,410
Cars.com, Inc.(1)	1,656,518	17,029,005
EverQuote, Inc., Class A(1)	104,021	2,001,364
Yelp, Inc.(1)	1,391,384	31,723,555
Ziff Davis, Inc.(1)	207,532	9,353,467
		65,955,801
IT Services — 0.3%
DXC Technology Co.(1)	8,774,487	86,955,166
Kyndryl Holdings, Inc.(1)	33,097	412,720
TSS, Inc.(1)(2)	70,514	1,162,071
		88,529,957
Leisure Products — 1.8%
American Outdoor Brands, Inc.(1)	58,677	594,691
Brunswick Corp.	1,612,976	135,102,870
Callaway Golf Co.(1)	5,039,756	77,612,242
Clarus Corp.	434,435	1,331,543
Escalade, Inc.	39,811	747,252
Funko, Inc., Class A(1)	25,650	145,692
JAKKS Pacific, Inc.	81,675	1,804,201
Johnson Outdoors, Inc., Class A	92,620	4,145,671
Malibu Boats, Inc., Class A(1)	542,597	14,899,714
MasterCraft Boat Holdings, Inc.(1)	283,737	6,608,235
Polaris, Inc.	1,713,739	120,938,561
Smith & Wesson Brands, Inc.	323,766	4,927,719
Sturm Ruger & Co., Inc.	213,500	8,345,715
YETI Holdings, Inc.(1)	2,101,167	100,792,981
		477,997,087
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	21,075	841
OmniAb, Inc.(1)	21,075	478
		1,319
Machinery — 3.0%
Alamo Group, Inc.	256,081	38,593,967
Albany International Corp., Class A	921,203	59,592,622
Astec Industries, Inc.	337,985	17,020,925
Blue Bird Corp.(1)	1,070,276	72,532,605
Commercial Vehicle Group, Inc.(1)	442,798	2,280,410
Douglas Dynamics, Inc.	29,651	1,320,952
Eastern Co.(2)	8,019	172,649

Graham Corp.(1)	48,023	4,809,023
Greenbrier Cos., Inc.	1,450,135	68,315,860
Hyster-Yale, Inc.	343,264	12,467,348
Kennametal, Inc.	2,470,147	81,020,822
L.B. Foster Co., Class A(1)	96,846	3,984,244
Lindsay Corp.	234,423	25,620,090
Luxfer Holdings PLC	882,503	15,029,026
Manitowoc Co., Inc.(1)	207,086	2,449,827
Mayville Engineering Co., Inc.(1)	123,822	3,324,621
Miller Industries, Inc.	174,857	8,377,399
Mueller Industries, Inc.	151,117	19,433,646
Mueller Water Products, Inc., Class A	2,521,937	63,578,032
Omega Flex, Inc.	8,563	258,859
Park-Ohio Holdings Corp.	253,577	8,256,467
Perma-Pipe International Holdings, Inc.(1)	100,301	3,078,238
Taylor Devices, Inc.(1)(2)	27,281	1,391,331
Tennant Co.	432,853	37,272,972
Terex Corp.	1,818,300	105,788,694
Titan International, Inc.(1)	578,469	4,176,546
Trinity Industries, Inc.	3,466,744	112,461,175
Wabash National Corp.	772,487	6,125,822
Worthington Enterprises, Inc.	436,822	24,798,385
		803,532,557
Marine Transportation — 1.7%
Costamare Bulkers Holdings Ltd.(1)	285,530	4,608,454
Costamare, Inc.	1,573,190	24,195,662
Genco Shipping & Trading Ltd.	1,521,309	36,602,694
Kirby Corp.(1)	775,947	109,090,389
Matson, Inc.	1,467,924	266,134,621
Pangaea Logistics Solutions Ltd.	240,889	1,823,530
Safe Bulkers, Inc.	965,759	6,035,994
		448,491,344
Media — 0.6%
Advantage Solutions, Inc.(1)(2)	11,169	417,944
AMC Global Media, Inc., Class A(1)(2)	1,382,630	13,439,164
Cable One, Inc.(1)	164,921	8,666,599
Entravision Communications Corp., Class A	301,710	2,739,527
Gambling.com Group Ltd.(1)(2)	170,301	405,316
Ibotta, Inc., Class A(1)(2)	50,081	1,715,274
PubMatic, Inc., Class A(1)	346,323	4,045,053
Scholastic Corp.	710,163	28,761,601
TechTarget, Inc.(1)	158,868	729,204
Versant Media Group, Inc.	2,611,046	112,640,524
		173,560,206
Metals and Mining — 1.5%
Alpha Metallurgical Resources, Inc.(1)	127,865	25,441,299
Ampco-Pittsburgh Corp.(1)	266,952	3,021,897
Caledonia Mining Corp. PLC(2)	316,817	7,527,572
Commercial Metals Co.	35,505	2,700,155
Compass Minerals International, Inc.(1)	1,687,740	53,872,661
Ferroglobe PLC	1,080,481	4,678,483
Kaiser Aluminum Corp.	349,501	63,623,162
Materion Corp.	364,636	80,234,505
Metallus, Inc.(1)	1,409,108	27,688,972
Ramaco Resources, Inc., Class B(1)	110,418	1,270,911

Ryerson Holding Corp.	1,804,321	51,603,581
SunCoke Energy, Inc.	3,711,390	33,439,624
Tredegar Corp.(1)	305,441	2,385,494
Warrior Met Coal, Inc.	507,741	48,001,834
Worthington Steel, Inc.	212,215	8,953,351
		414,443,501
Oil, Gas and Consumable Fuels — 8.2%
Amplify Energy Corp.(1)(2)	1,152,284	5,335,075
Ardmore Shipping Corp.	1,423,014	22,882,065
BKV Corp.(1)	373,447	9,911,283
California Resources Corp.	2,658,538	157,624,718
Chord Energy Corp.	846,211	111,589,845
Clean Energy Fuels Corp.(1)	472,090	963,064
CNX Resources Corp.(1)	3,675,643	123,832,413
Comstock Resources, Inc.(1)(2)	2,120,191	28,262,146
Core Natural Resources, Inc.	358,248	31,683,453
Crescent Energy Co., Class A	7,580,275	87,627,979
CVR Energy, Inc.	5,363	178,159
DHT Holdings, Inc.	3,252,450	53,079,984
Dorian LPG Ltd.	1,312,577	52,791,847
Epsilon Energy Ltd.	106,664	603,718
Evolution Petroleum Corp.	902,468	3,826,464
FutureFuel Corp.	266,658	1,103,964
Gran Tierra Energy, Inc.(1)(2)	1,406,045	10,924,970
Granite Ridge Resources, Inc.	2,538,614	12,337,664
Green Plains, Inc.(1)	16,682	261,407
Gulfport Energy Corp.(1)	220,027	37,094,352
HighPeak Energy, Inc.	806,081	5,723,175
Infinity Natural Resources, Inc., Class A(1)	106,937	1,448,996
International Seaways, Inc.	1,773,753	136,915,994
Kimbell Royalty Partners LP	2,678,139	40,198,866
Kosmos Energy Ltd.(1)	1,179,880	3,303,664
Magnolia Oil & Gas Corp., Class A	6,329,890	173,185,790
Matador Resources Co.	1,488,727	79,795,767
Murphy Oil Corp.	4,263,706	154,303,520
NACCO Industries, Inc., Class A	35,345	1,788,457
Navigator Holdings Ltd.	417,355	9,056,603
Nordic American Tankers Ltd.	2,241,239	11,542,381
Northern Oil & Gas, Inc.	3,362,019	73,191,154
Par Pacific Holdings, Inc.(1)	1,642,866	92,263,355
Peabody Energy Corp.	3,326,812	89,990,265
PEDEVCO Corp.(1)(2)	19,039	244,651
PrimeEnergy Resources Corp.(1)	9,067	1,492,610
REX American Resources Corp.(1)	486,860	22,765,574
Riley Exploration Permian, Inc.	529,850	17,622,811
Ring Energy, Inc.(1)	406,930	524,940
SandRidge Energy, Inc.	1,069,069	15,683,242
Scorpio Tankers, Inc.	978,648	72,919,062
SFL Corp. Ltd.	2,411,459	26,622,507
SM Energy Co.	7,601,696	233,448,084
Summit Midstream Corp.(1)	130,007	3,464,687
Talos Energy, Inc.(1)	4,950,204	72,619,493
Teekay Corp. Ltd.	1,389,295	15,935,214
Teekay Tankers Ltd., Class A	799,032	56,211,901
VAALCO Energy, Inc.	4,228,231	22,071,366

Vitesse Energy, Inc.	855,266	14,778,996
World Kinect Corp.	1,232,416	35,505,905
		2,236,533,600
Paper and Forest Products — 0.5%
Clearwater Paper Corp.(1)	173,815	2,833,184
Louisiana-Pacific Corp.	898,558	68,631,860
Magnera Corp.(1)	492,199	5,596,303
Sylvamo Corp.	1,494,977	58,707,747
		135,769,094
Passenger Airlines — 1.6%
Alaska Air Group, Inc.(1)	3,755,604	172,832,896
Allegiant Travel Co.(1)	1,187,959	108,828,924
Republic Airways Holdings, Inc.(1)	4,232	86,121
SkyWest, Inc.(1)	1,898,018	162,565,242
		444,313,183
Personal Care Products — 0.1%
Edgewell Personal Care Co.	141,432	2,477,889
Honest Co., Inc.(1)	516,620	1,808,170
Interparfums, Inc.	7,066	666,818
Lifevantage Corp.	77,797	612,262
Medifast, Inc.(1)(2)	232,790	2,916,859
Nature's Sunshine Products, Inc.(1)	584,678	12,441,948
Nu Skin Enterprises, Inc., Class A	1,941,304	11,240,150
USANA Health Sciences, Inc.(1)	159,569	2,920,113
		35,084,209
Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals, Inc.(1)	946,215	17,836,153
ANI Pharmaceuticals, Inc.(1)	345,375	27,115,391
Collegium Pharmaceutical, Inc.(1)	320,191	10,761,620
CorMedix, Inc.(1)	3,648	30,789
Harmony Biosciences Holdings, Inc.(1)	2,034,390	64,266,380
Innoviva, Inc.(1)	1,438,540	30,813,527
Pacira BioSciences, Inc.(1)	762,506	17,705,389
Perrigo Co. PLC	280,068	3,094,752
Prestige Consumer Healthcare, Inc.(1)	70,363	3,344,353
SIGA Technologies, Inc.	1,254,840	5,872,651
		180,841,005
Professional Services — 0.5%
Barrett Business Services, Inc.	34,909	1,135,939
Clarivate PLC(1)(2)	11,748,916	29,724,758
Conduent, Inc.(1)	2,467,987	4,269,618
Franklin Covey Co.(1)	64,528	1,530,604
IBEX Holdings Ltd.(1)	414,194	13,105,098
Kelly Services, Inc., Class A	904,812	10,513,915
Kforce, Inc.	332,024	15,601,808
Korn Ferry	180,827	12,654,274
Paycom Software, Inc.	207,627	28,999,263
RCM Technologies, Inc.(1)	16,764	362,270
Resources Connection, Inc.	406,022	1,835,219
TrueBlue, Inc.(1)	277,926	1,725,920
Upwork, Inc.(1)	695,623	6,135,395
		127,594,081
Real Estate Management and Development — 0.6%
AMREP Corp.(1)	4,124	103,183
Douglas Elliman, Inc.(1)	814,581	1,466,246

Forestar Group, Inc.(1)	775,826	21,311,940
Howard Hughes Holdings, Inc.(1)	1,191,512	75,482,285
Opendoor Technologies, Inc.(1)	11,234,809	56,623,437
		154,987,091
Semiconductors and Semiconductor Equipment — 0.9%
Amtech Systems, Inc.(1)	11,848	252,007
Cirrus Logic, Inc.(1)	13,008	2,210,710
Penguin Solutions, Inc.(1)	654,647	36,548,942
Photronics, Inc.(1)	2,726,340	88,197,099
SkyWater Technology, Inc.(1)	1,365,285	53,218,809
SolarEdge Technologies, Inc.(1)(2)	956,472	73,026,637
		253,454,204
Software — 0.2%
Alarm.com Holdings, Inc.(1)	511,785	23,086,621
OneSpan, Inc.	395,832	5,715,814
Pagaya Technologies Ltd., Class A(1)	1,476,545	22,325,361
Xperi, Inc.(1)	112,539	894,685
		52,022,481
Specialty Retail — 4.9%
1-800-Flowers.com, Inc., Class A(1)	15,305	69,944
Abercrombie & Fitch Co., Class A(1)	1,586,555	122,513,777
Academy Sports & Outdoors, Inc.	2,099,742	110,866,378
Advance Auto Parts, Inc.	865,750	52,152,780
American Eagle Outfitters, Inc.	5,168,808	81,667,166
Arhaus, Inc.	1,139,952	7,717,475
Asbury Automotive Group, Inc.(1)	14,311	2,686,318
Barnes & Noble Education, Inc.(1)(2)	138,349	1,433,296
Buckle, Inc.	1,143,349	52,445,419
Build-A-Bear Workshop, Inc.(2)	486,517	18,103,297
Caleres, Inc.	1,106,303	16,107,772
CarMax, Inc.(1)	2,715,619	121,170,920
Citi Trends, Inc.(1)	44,361	2,041,050
Designer Brands, Inc., Class A	1,501,030	11,587,952
Duluth Holdings, Inc., Class B(1)	41,918	140,425
Envela Corp.(1)	12,134	308,932
Five Below, Inc.(1)	855,570	194,522,395
Genesco, Inc.(1)	97,874	3,755,425
Haverty Furniture Cos., Inc.	479,535	11,120,417
J Jill, Inc.(2)	122,481	1,551,834
Lands' End, Inc.(1)(2)	437,790	5,144,032
Lithia Motors, Inc.	269,696	78,451,869
MarineMax, Inc.(1)	331,386	11,412,934
PetMed Express, Inc.(1)	605	1,313
Sally Beauty Holdings, Inc.(1)	2,582,724	34,298,575
Shoe Carnival, Inc.	604,654	10,702,376
Signet Jewelers Ltd.	1,488,012	130,037,369
Sonic Automotive, Inc., Class A	255,709	21,126,678
Tile Shop Holdings, Inc.(1)	28,189	83,157
Tilly's, Inc., Class A(1)	39,805	177,530
Upbound Group, Inc.	585,678	11,250,874
Urban Outfitters, Inc.(1)	2,056,922	149,435,383
Victoria's Secret & Co.(1)	1,059,485	58,271,675
Zumiez, Inc.(1)	196,594	4,842,110
		1,327,198,847

Technology Hardware, Storage and Peripherals — 0.2%
AstroNova, Inc.(1)	22,129	345,655
Diebold Nixdorf, Inc.(1)	643,751	52,233,956
Immersion Corp.(2)	74,901	485,359
		53,064,970
Textiles, Apparel and Luxury Goods — 2.0%
Carter's, Inc.	1,054,097	40,677,603
Columbia Sportswear Co.	874,294	57,860,777
Crocs, Inc.(1)	925,645	109,846,292
Ermenegildo Zegna NV(2)	1,678,313	24,671,201
Figs, Inc., Class A(1)	172	2,023
Fossil Group, Inc.(1)	1,358,716	5,951,176
G-III Apparel Group Ltd.	1,593,450	51,516,239
Movado Group, Inc.	344,607	13,191,556
Oxford Industries, Inc.(2)	603,157	26,912,865
PVH Corp.	1,457,571	135,962,223
Rocky Brands, Inc.	225,428	8,715,047
Superior Group of Cos., Inc.(2)	314,762	4,025,806
Unifi, Inc.(1)	23,563	93,545
Vera Bradley, Inc.(1)	526,283	1,741,997
VF Corp.	3,106,102	53,362,832
		534,531,182
Trading Companies and Distributors — 1.9%
BlueLinx Holdings, Inc.(1)	151,930	7,898,841
Boise Cascade Co.	800,037	55,778,579
DNOW, Inc.(1)	1,082,387	13,843,730
GATX Corp.	1,089,009	184,129,642
Herc Holdings, Inc.	38,874	5,170,242
Hudson Technologies, Inc.(1)	1,110,852	5,909,733
Karat Packaging, Inc.	217,302	5,893,230
NPK International, Inc.(1)	2,589,415	37,598,306
Rush Enterprises, Inc., Class A	2,305,736	159,856,677
Rush Enterprises, Inc., Class B	294,667	19,123,888
Titan Machinery, Inc.(1)	704,311	15,368,066
		510,570,934
Wireless Telecommunication Services — 0.7%
Array Digital Infrastructure, Inc.	630,035	32,043,580
Telephone & Data Systems, Inc.	3,845,974	150,416,043
		182,459,623
TOTAL COMMON STOCKS (Cost $22,539,157,870)		27,061,110,337
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1) (Cost $—)	231,187	154,895
RIGHTS — 0.0%
Biotechnology — 0.0%
Cargo Therapeutics, Inc.(1)	54,092	541
Software — 0.0%
Gen Digital, Inc.(1)	21,590	40,589
TOTAL RIGHTS (Cost $84,201)		41,130

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,839,064	33,839,064
State Street Navigator Securities Lending Government Money Market Portfolio(3)	39,934,596	39,934,596
TOTAL SHORT-TERM INVESTMENTS (Cost $73,773,660)		73,773,660
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $22,613,015,731)		27,135,080,022
OTHER ASSETS AND LIABILITIES — (0.1)%		(38,213,722)
TOTAL NET ASSETS — 100.0%		$27,096,866,300

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $71,249,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $73,509,191, which includes securities collateral of $33,574,595.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.